UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-4338


                       HERITAGE CAPITAL APPRECIATION TRUST
                       -----------------------------------
               (Exact name of Registrant as Specified in Charter)

                              880 Carillon Parkway
                            St. Petersburg, FL 33716
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 567-8143

                            STEVEN G. HILL, PRESIDENT
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:
                           CLIFFORD J. ALEXANDER, ESQ.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                1601 K Street, NW
                             Washington, D.C. 20006



Date of fiscal year end: October 31
                         ----------

Date of reporting period: January 31, 2007
                          ----------------

ITEM 1.  SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------------------------------------
                                      HERITAGE CAPITAL APPRECIATION TRUST
                                             INVESTMENT PORTFOLIO
                                               JANUARY 31, 2007
                                                  (UNAUDITED)
--------------------------------------------------------------------------------------------------------------

                                                                                                      % OF NET
                                                                       SHARES           VALUE          ASSETS
                                                                       ------           -----         --------
COMMON STOCKS
-------------
     ADVERTISING
     -----------
         Lamar Advertising Company, Class "A"*                         217,740      $ 14,431,807      2.2%
     BANKS
     -----
         SunTrust Banks, Inc.                                          189,100        15,714,210      2.4%
         The Bank of New York Company, Inc.                            355,400        14,219,554      2.2%
     BEVERAGES
     ---------
         PepsiCo, Inc.                                                 420,110        27,407,976      4.2%
     BIOTECHNOLOGY
     -------------
         Celgene Corporation*                                          112,200         6,022,896      0.9%
         Genentech Inc.*                                               221,100        19,317,507      3.0%
     COMMERCIAL SERVICES
     -------------------
         Moody's Corporation                                           323,650        23,160,394      3.6%
         The Western Union Company                                     880,976        19,681,004      3.0%
     COMPUTERS
     ---------
         Research In Motion Ltd.*                                       46,600         5,954,548      0.9%
     DIVERSIFIED MANUFACTURER
     ------------------------
         General Electric Company                                      517,600        18,659,480      2.9%
     FINANCIAL SERVICES
     ------------------
         American Express Company                                      330,798        19,259,060      3.0%
         Freddie Mac                                                   441,110        28,641,272      4.4%
         The Charles Schwab Corporation                              1,722,629        32,592,141      5.0%
     HEALTHCARE PRODUCTS
     -------------------
         Stryker Corporation                                           269,600        16,699,024      2.6%
     INTERNET
     --------
         Yahoo! Inc.*                                                  717,900        20,323,749      3.1%
     LODGING
     -------
         Harrah's Entertainment, Inc.                                  227,600        19,227,648      3.0%
         Hilton Hotels Corporation                                     565,978        20,029,961      3.1%
     MULTIMEDIA
     ----------
         Entravision Communications Corporation, Class "A"*          1,625,740        13,005,920      2.0%
         The McGraw-Hill Companies, Inc.                               553,440        37,124,755      5.7%
         Viacom Inc., Class "B"*                                       172,829         7,028,955      1.1%
     OIL & GAS
     ---------
         InterOil Corporation*                                         177,300         4,432,500      0.7%
     OIL & GAS SERVICES
     ------------------
         Baker Hughes Inc.                                             284,498        19,638,897      3.0%
         Schlumberger Ltd.                                             505,300        32,081,497      5.0%
     PHARMACEUTICALS
     ---------------
         Medco Health Solutions, Inc.*                                 339,434        20,097,887      3.1%
     RETAIL
     ------
         Home Depot, Inc.                                              152,400         6,208,776      1.0%
         Target Corporation                                            325,530        19,974,521      3.1%
     SEMICONDUCTORS
     --------------
         Linear Technology Corporation                                 293,850         9,094,658      1.4%
     SOFTWARE
     --------
         First Data Corporation                                        689,148        17,132,219      2.7%
         Microsoft Corporation                                         519,850        16,042,571      2.5%

--------------------------------------------------------------------------------------------------------------
                                      HERITAGE CAPITAL APPRECIATION TRUST
                                             INVESTMENT PORTFOLIO
                                               JANUARY 31, 2007
                                                  (UNAUDITED)
--------------------------------------------------------------------------------------------------------------

                                                                                                      % OF NET
                                                                       SHARES           VALUE          ASSETS
                                                                       ------           -----         --------
COMMON STOCKS
-------------

     TELECOMMUNICATIONS
     ------------------
         American Tower Corporation, Class "A"*                        792,450        31,563,284      4.9%
         Crown Castle International Corporation*                     1,666,800        58,604,689      9.1%
         QUALCOMM Inc.                                                 506,440        19,072,530      2.9%
         Sprint Nextel Corporation                                     750,000        13,372,500      2.1%
Total Common Stocks (cost $480,213,823)                                              645,818,390     99.8%

REPURCHASE AGREEMENT
--------------------
Repurchase Agreement with Fixed Income
Clearing Corporation, dated
January 31, 2007 @ 5.08% to be
repurchased at $4,415,623 on
February 1, 2007, collateralized by
$4,415,000 United States Treasury Bonds,
5.0% due August 15, 2011, (market value
$4,574,984 including interest)
(cost $4,415,000)                                                                      4,415,000      0.7%
TOTAL INVESTMENT PORTFOLIo (cost $484,628,823) (a)                                   650,233,390    100.5%
OTHER ASSETS AND LIABILITIES, NET,                                                    (3,459,265)    -0.5%
NET ASSETS                                                                          $646,774,125    100.0%

---------
* Non-income producing security.

(a) The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $165,604,567 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $169,909,836 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $4,305,269.

NOTE 1: ORGANIZATION AND INVESTMENT OBJECTIVE. Heritage Capital Appreciation Trust (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund seeks long-term capital appreciation.

         CLASS OFFERINGS. The Fund currently offers Class A, Class C, Class I, Class R-3 and Class R-5 shares to the public.

           o Class A shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. Class A share investments greater than $1 million, which are not sold subject to a sales charge, may be subject to a contingent deferred sales charge ("CDSC") if redeemed within 18 months of purchase.

           o Class C shares are sold subject to a CDSC of 1% of the lower of net asset value or purchase price if redeemed prior to 1 year of purchase.

           o Class I, Class R-3 and Class R-5 shares are each sold without a front-end sales charge or a CDSC to qualified buyers. As of the fiscal quarter ended January 31, 2007, there were no shares issued in Class R-3.

         CLASS B SHARES. An additional class of shares, Class B shares, is no longer available for purchase, although existing Class B shareholders can exchange their shares for Class B shares of another Heritage Mutual Fund and acquire additional shares through dividend reinvestment. Class B shares were sold subject to a CDSC upon redemption of up to 5% of the lower of net asset value or purchase price, declining over a six-year period. Class B shares automatically convert to Class A shares of the Fund eight years after purchase. In addition, the Funds' Board of Trustees has approved the conversion of all remaining Class B shares to Class A shares on March 30, 2007. The conversion from Class B shares will not be a taxable event and all shareholders, as of the conversion date, will not be charged a CDSC. After that conversion, there will be no Class B shares outstanding.

NOTE 2:  SIGNIFICANT ACCOUNTING POLICIES.
         USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material.

         VALUATION OF SECURITIES. The price of the Fund's shares is the Fund's net asset value per share. The Fund determines the net asset value of its shares on each day the New York Stock Exchange ("NYSE") is open for business, as of the close of the customary trading session (typically 4:00 ET), or earlier NYSE closing time that day. If the NYSE or other securities exchange modifies the closing price of securities traded on that exchange after the Fund is priced, Heritage Asset Management, Inc. (the "Manager" or "Heritage") is not required to revalue the Fund.

         Generally, the Fund values portfolio securities for which market quotations are readily available at market value; however, the Fund may adjust the market quotation price to reflect events that occur between the close of those markets and the Fund's determination of net asset value.

         Both the latest transaction prices and adjustments are furnished by an independent pricing service subject to supervision by the Board of Trustees. The Fund values all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures ("Procedures") approved by the Boards of Trustees. Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values. Fair value pricing methods, Procedures and pricing services can change from time to time as approved by the Boards of Trustees. Pursuant to the Procedures, the Boards of Trustees have delegated the day-to-day responsibility for applying and administering the Procedures to a Valuation Committee comprised of associates from Heritage, the manager and administrator for the Fund. The composition of this Valuation Committee may change from time to time. There can be no assurance, however, that a fair value price used by the Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day. Fair value pricing may deter shareholders from trading the Fund shares on a frequent basis in an attempt to take advantage of arbitrage opportunities resulting from potentially stale prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading. Specific types of securities are valued as follows:

           o DOMESTIC EXCHANGE TRADED EQUITY SECURITIES. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Heritage will value the security at fair value in good faith using the Procedures.

           o SHORT-TERM SECURITIES. The Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

         REPURCHASE AGREEMENTS. The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

         FEDERAL INCOME TAXES. The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

         DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income are made annually. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

         REVENUE RECOGNITION. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

         EXPENSES. The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. The Fund has entered into an arrangement with the custodian whereby the Fund receives credits on uninvested cash balances which are used to offset a portion of the Fund's expenses. These custodian credits are shown as "Expense offsets" in the Statement of Operations.

         CLASS ALLOCATIONS. Each class of shares has equal rights as to earnings and assets except that each class may bear different expense for distribution and/or shareholder services. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

         OTHER. In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the risk of loss to the Fund is expected to be remote.

ITEM 2.  CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the President and Principal Financial Officer of Heritage Capital Appreciation Trust have concluded that such disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act) of Heritage Capital Appreciation Trust that occurred during the most recent fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal controls over financial reporting.

ITEM 3.  EXHIBITS

(a)  Certifications of the President and Principal Financial Officer of Heritage
     Capital   Appreciation  Trust  as  required  by  Rule  30a-2(a)  under  the
     Investment Company Act of 1940.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                             HERITAGE CAPITAL APPRECIATION TRUST


Date:
       -------------------------

                                                  /s/ Stephen G. Hill
                                                  ------------------------------
                                                  Stephen G. Hill
                                                  President




     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date:  April 2, 2007                              /s/ Stephen G. Hill
                                                  ------------------------------
                                                  Stephen G. Hill
                                                  President



Date:  April 2, 2007                              /s/ Andrea N. Mullins
                                                  ------------------------------
                                                  Andrea N. Mullins
                                                  Principal Financial Officer